Debt (Tables)	12 Months Ended
Dec. 28, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The following table summarizes our long-term debt obligations.

	Priority (a)	Maturity Dates	Interest Rates (b)	Carrying Values
				December 28, 2019	December 29, 2018
				(in millions)
U.S. dollar notes:
2025 Notes(c)	Senior Secured Notes	February 15, 2025	4.875%	$971	$1,193
Other U.S. dollar notes(d)(e)	Senior Notes	2020-2049	2.471% - 7.125%	24,127	25,551
Euro notes(d)	Senior Notes	2023-2028	1.500% - 2.250%	2,834	2,899
Canadian dollar notes(f)	Senior Notes	July 6, 2020	3.020%	382	586
British pound sterling notes:
2030 Notes(g)	Senior Secured Notes	February 18, 2030	6.250%	170	165
Other British pound sterling notes(d)	Senior Notes	July 1, 2027	4.125%	519	504
Other long-term debt	Various	2020-2035	0.500% - 5.500%	48	50
Finance lease obligations				187	199
Total long-term debt				29,238	31,147
Current portion of long-term debt				1,022	377
Long-term debt, excluding current portion				$28,216	$30,770
(a)    Priority of debt indicates the order which debt would be paid if all debt obligations were due on the same day. Senior secured debt takes priority over unsecured debt. Senior debt has greater seniority than subordinated debt.
(b)    Floating interest rates are stated as of December 28, 2019.
(c)    The 4.875% Second Lien Senior Secured Notes due February 15, 2025 (the “2025 Notes”) are senior in right of payment of existing and future unsecured and subordinated indebtedness. Kraft Heinz fully and unconditionally guarantees these notes.
(d)    Kraft Heinz fully and unconditionally guarantees these notes, which were issued by KHFC.
(e)    Includes current year issuances (the “2019 Notes”) described below.
(f)    Kraft Heinz fully and unconditionally guarantees these notes, which were issued by Kraft Heinz Canada ULC (formerly Kraft Canada Inc.).
(g)    The 6.250% Pound Sterling Senior Secured Notes due February 18, 2030 (the “2030 Notes”) were issued by H.J. Heinz Finance UK Plc. Kraft Heinz and KHFC fully and unconditionally guarantee the 2030 Notes. This guarantee is secured and senior in right of payment of existing and future unsecured and subordinated indebtedness. Kraft Heinz became guarantor of the 2030 Notes in connection with the 2015 Merger. The 2030 Notes were previously only guaranteed by KHFC.
A tabular summary of the 2019 Notes is included below.

Aggregate Principal Amount
(in millions)
3.750% senior notes due April 2030	$1,000
4.625% senior notes due October 2039	500
4.875% senior notes due October 2049	1,500
Total senior notes issued	$3,000

Schedule of Maturities of Long-term Debt	At December 28, 2019, aggregate principal maturities of our long-term debt excluding finance leases were (in millions):

2020	$995
2021	990
2022	2,073
2023	1,678
2024	617
Thereafter	22,460

Schedule of Extinguishment of Debt
The aggregate principal amounts of senior notes and second lien senior secured notes before and after the Tender Offers and the amounts validly tendered pursuant to the Tender Offers were (in millions):

	Aggregate Principal Amount Outstanding Before Tender Offers	Amount Validly Tendered	Aggregate Principal Amount Outstanding After Tender Offers
5.375% senior notes due February 2020	$900	$495	$405
3.500% senior notes due June 2022	2,000	881	1,119
3.500% senior notes due July 2022	1,000	554	446
4.000% senior notes due June 2023	1,600	762	838
4.875% second lien senior secured notes due February 2025	1,200	224	976
The aggregate principal amounts of senior notes before and after the 2019 Debt Redemptions were (in millions):

	Aggregate Principal Amount Outstanding Before Redemptions	Amount Redeemed	Aggregate Principal Amount Outstanding After Redemptions
2.700% Canadian dollar senior notes due July 2020	$300	$300	$—
2.800% senior notes due July 2020	$1,500	$1,300	$200